Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Useful lives are generally as follows:

Years
Buildings	10 to 30
Leasehold improvements	2 to 15
Vehicles	5
Furniture, fixtures, and equipment	2 to 10
Assets under capital lease obligations:
Real estate	15 to 25
Vehicles	3
Equipment	3 to 5
Property and equipment consists of the following (in millions):

	As of December 31,
	2016	2015
Land	$125.3	$113.3
Buildings	1,601.4	1,521.1
Leasehold improvements	115.2	96.2
Vehicles	11.8	10.0
Furniture, fixtures, and equipment	425.3	392.7
	2,279.0	2,133.3
Less: Accumulated depreciation and amortization	(982.4)	(874.3)
	1,296.6	1,259.0
Construction in progress	95.2	51.1
Property and equipment, net	$1,391.8	$1,310.1

Fully Depreciated Assets and Assets Under Capital Lease Obligations
Information related to fully depreciated assets and assets under capital lease obligations is as follows (in millions):

	As of December 31,
	2016	2015
Fully depreciated assets	$289.7	$252.4
Assets under capital lease obligations:
Buildings	$331.0	$333.9
Vehicles	8.6	6.5
Equipment	0.3	0.3
	339.9	340.7
Less: Accumulated amortization	(83.5)	(66.6)
Assets under capital lease obligations, net	$256.4	$274.1

Depreciation Expense, Amortization Expense Relating to Assets Under Capital Lease Obligations, Interest Capitalized, and Rent Expense Under Operating Leases
The amount of depreciation expense, amortization expense relating to assets under capital lease obligations, interest capitalized, and rent expense under operating leases is as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Depreciation expense	$102.3	$91.0	$79.9
Amortization expense	$21.8	$12.7	$7.5
Interest capitalized	$2.0	$1.3	$1.5
Rent expense:
Minimum rent payments	$62.6	$48.8	$37.3
Contingent and other rents	29.4	21.6	18.2
Other	4.0	3.8	3.9
Total rent expense	$96.0	$74.2	$59.4

Schedule of Accrued Straight-Line Rent
The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other long-term liabilities in the accompanying consolidated balance sheets, as follows (in millions):

	As of December 31,
	2016	2015
Straight-line rental accrual	$11.8	$12.4

Schedule of Future Minimum Capital Lease Payments
Future minimum lease payments at December 31, 2016, for those leases having an initial or remaining noncancelable lease term in excess of one year, are as follows (in millions):

Year Ending December 31,	Operating Leases	Capital Lease Obligations	Total
2017	$62.5	$34.7	$97.2
2018	56.9	34.9	91.8
2019	51.4	31.0	82.4
2020	42.6	27.8	70.4
2021	32.8	28.4	61.2
2022 and thereafter	173.8	356.5	530.3
	$420.0	513.3	$933.3
Less: Interest portion		(234.0)
Obligations under capital leases		$279.3

Schedule of Future Minimum Operating Lease Payments
Future minimum lease payments at December 31, 2016, for those leases having an initial or remaining noncancelable lease term in excess of one year, are as follows (in millions):

Year Ending December 31,	Operating Leases	Capital Lease Obligations	Total
2017	$62.5	$34.7	$97.2
2018	56.9	34.9	91.8
2019	51.4	31.0	82.4
2020	42.6	27.8	70.4
2021	32.8	28.4	61.2
2022 and thereafter	173.8	356.5	530.3
	$420.0	513.3	$933.3
Less: Interest portion		(234.0)
Obligations under capital leases		$279.3